EVENTS AFTER THE REPORTING PERIOD (Details) - EUR (€) € in Millions		2 Months Ended	6 Months Ended
	Jul. 31, 2019	Jun. 30, 2019	Jun. 28, 2019	Jun. 29, 2018
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings			€ 175	€ 0
Term loan 2018-2021
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings		€ (175)
Term loan 2018-2021 | Major repayment on borrowings
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings	€ 100